Basis of Presentation and Significant Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2014
Minimum
Property, plant and equipment (other than oil and natural gas properties)
Estimated useful lives of the assets	3 years
Maximum
Property, plant and equipment (other than oil and natural gas properties)
Estimated useful lives of the assets	15 years